                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-00749
                  ---------------------------------------------

                             STONEBRIDGE FUNDS TRUST
                             -----------------------
               (exact name of registrant as specified in charter)

                1625 Broadway, Suite 2200, Denver, Colorado 80202
                -------------------------------------------------
               (Address of principal executive offices) (Zip code)

                          Richard C. Barrett, President
                             Stonebridge Funds Trust
                            1625 Broadway, Suite 2200
                             Denver, Colorado 80202
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 800-639-3935

Date of fiscal year end: October 31

Date of reporting period: April 30, 2003

Item 1.  REPORTS TO SHAREHOLDERS.

LETTER TO SHAREHOLDERS

   OVERVIEW

   Over the last six months, there has been an abundance of newsworthy events. The United States and its allies led a successful campaign in Iraq, giving way to a change in regime. The war on terror and Al Qaeda continues to make progress, however Al Qaeda remains active across the World. And lastly, the conflict between Israel and Palestine continues, however a new Prime Minister will hopefully lead the way towards peace and away from terrorism.

   In terms of Iraq, one key outcome of the war was our success in securing Iraq's oil fields from destruction. Oil production should reach pre-war levels by the end of the year and will likely increase thereafter, once investment is committed towards modernizing Iraq's infrastructure. Higher oil production from Iraq should lead to lower prices and greater stability in the commodity markets - a large economic benefit to the World.

   During these important events, the broad stock market has been very volatile. The lows in the market that we saw last July have been tested twice since, and we have recently moved towards the higher end of the six month trading range. A decline in oil prices, the dissipation of fear over the outcome of the war in Iraq, and a belief that corporations will begin to invest have propelled the markets higher. However, the U.S. and worldwide economy is not out of the woods quite yet. GDP growth remains anemic, unemployment remains high and fears over potential price deflation abound.

   However, we believe that the most historic and substantial stock market correction since 1973 is finished and that we are at the very beginning of a secular bull market. For the first time in many years, both fiscal and monetary policy are working together. The Federal Reserve has lowered the Federal Funds Rate to 1.25% and continues to increase the money supply, while the Bush Administration promotes additional tax cuts. Despite these levers of growth, we continue to believe that the market will remain in a trading range over the next 3 to 6 months as corporations begin to increase their capital investment. The consumer should remain strong due to lower interest rates and refinancing, however rates will remain low for only so long. It is the corporate sector that led us into this slow growth economic environment and we believe that corporations will need to lead us out.

   Interestingly, most economic sectors performed in line with the broad market during the last six months - a rarity. The only sector that was particularly weak was the Consumer Staples sector. Over the past 12 months, our investment process led us to believe that investors were

   "hiding" in these consumer staples companies due to the uncertain economic and political environment. As a result, investors were pushing the upper limits on valuation for this perceived safety. Due to our belief that the Consumer Staples sector was overvalued, both Stonebridge Funds were underweight in this sector at the beginning of the period. From October to March the Consumer Staples sector declined by over 15% and so recently we have begun to add positions in what we believe to be several high quality companies that finally look attractive from a valuation perspective.

   Going forward, we believe that the demographic trends will continue to favor the Financial and Healthcare sectors. As such, we remain equal to overweighted in those sectors relative to our benchmarks. Another area of particular focus for the Funds is technology which we typically overweight over time. However, given the strong positive move in the Technology sector this year, we have pared back our holdings to an equal weight position because we believe the market is already pricing a recovery in those businesses. Should the Technology sector move to the downside, we will rebuild our position to one of overweight.

THE STONEBRIDGE GROWTH FUND

   For the fiscal year to date through April 30, 2003 the S&P 500 returned 4.48%, the Russell 1000 Index posted a return of 4.73% and the NYSE Composite Index returned 2.62%. The Stonebridge Growth Fund posted a return of 5.80%, exceeding all three indexes. The returns of the Growth Fund exceeded the broad market primarily because of our heavy exposure to technology, healthcare, financial and energy related names. Furthermore, as we mentioned earlier, we had very little exposure to consumer names during the period due to our concerns regarding valuation. Our strategy worked well and the Growth Fund was handsomely rewarded by the market.

   Our strategy continues to emphasize researching companies that will maintain pricing power in this low inflation environment. The growing need of the aging baby-boomer population supports our overweight exposure to healthcare and financials. We continue to find and invest in healthcare companies that have less exposure to potentially negative legislation - companies such as Johnson & Johnson, Dentsply, and Charles River Labs. As such, we will only invest in pharmaceutical companies that have robust and novel pipelines such as Biovail and Pfizer. In terms of other economic sectors, we plan to have only a modest exposure to industrial companies. We remain concerned with the low capacity utilization in worldwide manufacturing and the continuing migration towards cheaper labor markets.

[CHART]

GROWTH FUND SECTOR ALLOCATION AS A PERCENT OF NET ASSETS AS OF APRIL 30, 2003

Consumer Discretionary                        12%
Consumer Staples                               8%
Energy                                         6%
Financials                                    19%
Healthcare                                    21%
Industrials                                    8%
Technology                                    19%
Convertible Bonds                              4%
Short Term Investments and Other Net Assets    3%

[CHART]

CHANGE IN VALUE OF A $10,000 INVESTMENT IN STONEBRIDGE GROWTH FUND VS. THE S&P 500 INDEX WITH INCOME AND THE NYSE COMPOSITE INDEX WITH INCOME FROM MAY 1, 1993 TO APRIL 30, 2003

         STONEBRIDGE GROWTH FUND     S&P 500     NYSE COMPOSITE INDEX
1993                     $10,000     $10,000                  $10,000
1994                     $10,365     $10,531                  $10,283
1995                     $11,534     $12,367                  $11,390
1996                     $13,959     $16,100                  $14,427
1997                     $16,519     $20,145                  $17,126
1998                     $21,012     $28,412                  $23,715
1999                     $21,814     $34,614                  $26,054
2000                     $23,308     $38,118                  $26,459
2001                     $20,107     $33,176                  $26,075
2002                     $15,787     $28,990                  $23,584
2003                     $13,550     $25,133                  $19,934

             AVERAGE ANNUAL TOTAL RETURN FOR THE STONEBRIDGE GROWTH
                 FUND, S&P 500 INDEX, AND NYSE COMPOSITE INDEX
                          PERIODS ENDED APRIL 30, 2003

                         1 YEAR      5 YEAR   10 YEAR
Stonebridge Growth       (14.17)%    (8.40)%    3.08%

S&P 500 Index            (13.30)%    (2.42)%    9.65%

NYSE Composite Index     (15.48)%    (3.41)%    7.14%

                             FINAL PORTFOLIO VALUES
                                 APRIL 30, 2003

Stonebridge Growth Fund        $ 13,550

S&P 500 Index                  $ 25,133

NYSE Composite Index           $ 19,934

AVERAGE ANNUAL TOTAL RETURNS REFLECT REINVESTMENT OF ALL DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS, ALL FEE WAIVERS IN EFFECT AND ANY EXPENSE REIMBURSEMENTS. WITHOUT THE FEE WAIVERS AND EXPENSE REIMBURSEMENTS, THE TOTAL RETURN FIGURES WOULD BE LOWER. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE TOTAL RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

THE STONEBRIDGE AGGRESSIVE GROWTH FUND

For the fiscal year to date through April 30, 2003, the Stonebridge Aggressive Growth Fund posted a return of 14.64%, far exceeding the 7.58% return of the Russell 2000 Index. Similar to the Growth Fund, the Aggressive Growth Fund was heavily weighted in technology, healthcare, financials and energy. In particular, our heavy exposure to semiconductors (Cypress, Lattice, and Vishay) greatly contributed to our performance results. We have recently cut our exposure to these names, and reinvested the proceeds into Take Two Interactive and NetIQ - leading software manufacturers.

Our sector allocation strategy in the Aggressive Growth Fund is very similar to what we outlined for the Growth Fund except that we are looking for smaller, more aggressive companies that will gain market share and compete effectively against their peer group. We continue to research and invest in companies with pricing power and thus remain heavily weighted towards healthcare and financial companies. Given the decline in equity prices of consumer related companies, we have recently boosted our exposure to this sector. New investments in Aeroflex, Fairmont Hotels, and Arden Group have already produced, what we believe to be, excellent results and we remain optimistic about their business models.

[CHART]

AGGRESSIVE GROWTH FUND SECTOR ALLOCATION AS A PERCENT OF NET ASSETS AS OF APRIL 30, 2003

Consumer Discretionary                        11%
Consumer Staples                               7%
Energy                                         6%
Financials                                     9%
Healthcare                                    15%
Industrials                                   11%
Materials                                      2%
Technology                                    21%
Short Term Investments and Other Net Assets   18%

[CHART]

CHANGE IN VALUE OF A $10,000 INVESTMENT IN STONEBRIDGE AGGRESSIVE GROWTH FUND VS. THE RUSSELL 2000 INDEX WITH INCOME FROM MAY 1, 1993 TO APRIL 30, 2003

         STONEBRIDGE AGGRESSIVE GROWTH FUND     RUSSELL 2000
1993                                $10,000          $10,000
1994                                $10,496          $11,482
1995                                $12,886          $12,310
1996                                $18,254          $16,376
1997                                $17,137          $16,385
1998                                $21,799          $23,331
1999                                $18,625          $21,174
2000                                $28,125          $25,074
2001                                $27,897          $24,358
2002                                $24,271          $25,984
2003                                $21,652          $20,591

                AVERAGE ANNUAL TOTAL RETURN FOR THE STONEBRIDGE
                 AGGRESSIVE GROWTH FUND AND RUSSELL 2000 INDEX
                          PERIODS ENDED APRIL 30, 2003

                             1 YEAR      5 YEAR     10 YEAR
Stonebridge Aggressive       (10.79)%    (0.14)%     8.03%

Russell 2000 Index           (20.76)%    (2.47)%     7.49%

                             FINAL PORTFOLIO VALUES
                                 APRIL 30, 2003

Stonebridge Aggressive Growth Fund     $ 21,652

Russell 2000 Index                     $ 20,591

AVERAGE ANNUAL TOTAL RETURNS REFLECT REINVESTMENT OF ALL DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS, ALL FEE WAIVERS IN EFFECT AND ANY EXPENSE REIMBURSEMENTS. WITHOUT THE FEE WAIVERS AND EXPENSE REIMBURSEMENTS, THE TOTAL RETURN FIGURES WOULD BE LOWER. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE TOTAL RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

CONCLUSION

We expect the high level of volatility over the past two years to continue for the rest of 2003. We will take advantage of this volatility by investing in high quality, growing companies that trade at a discount to their future cash flows. Over the next 12 to 18 months, we expect the economy to gain traction due to the increase in fiscal and monetary stimulus within the financial system. We believe that both portfolios will be positioned to take advantage of expanding domestic and worldwide GDP growth.

Thank you for your investment in the Stonebridge Funds. Should you have any questions or concerns, please call a Shareholder Services Representative at 1-800-639-3935.

Sincerely,

Richard C. Barrett, CFA
Craig B. Burger, CFA
Matthew W. Markatos, CFA
PORTFOLIO MANAGERS
STONEBRIDGE GROWTH FUND
STONEBRIDGE AGGRESSIVE GROWTH FUND

May 20, 2003

DEFINITION OF INDICES

The STANDARD & POOR'S 500 INDEX (S&P 500) is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The index return reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

The NEW YORK STOCK EXCHANGE COMPOSITE INDEX (NYSE) is an unmanaged market weighted index comprised of all equity issues listed in the New York Stock Exchange. This is a total return index which reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

The RUSSELL 1000 INDEX (Russell 1000), an unmanaged index, measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. This is a total return index which reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

The RUSSELL 2000 INDEX (Russell 2000), an unmanaged index, measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest companies in terms of market capitalization. The Russell 2000 Index represents approximately 8% of the total market capitalization of the Russell 3000 Index. This is a total return index which reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

STONEBRIDGE FUNDS TRUST SEMI-ANNUAL REPORT - GROWTH FUND

  STATEMENT OF INVESTMENTS
  APRIL 30, 2003 (UNAUDITED)

                                                                        SHARES OR
                                                                        PRINCIPAL        MARKET
                                                                          AMOUNT          VALUE
                                                                        ---------        ------
COMMON STOCKS - (93.1%)
   CONSUMER DISCRETIONARY - (12.3%)
      GENERAL MERCHANDISE - (3.6%)
      Costco Wholesale Corp*                                              20,000       $   692,600
                                                                                       -----------
      MOTORCYCLE MANUFACTURERS - (1.8%)
      Harley-Davidson Inc                                                  8,000           355,520
                                                                                       -----------
      MOVIES & ENTERTAINMENT - (1.8%)
      AOL Time Warner Inc*                                                25,000           342,000
                                                                                       -----------
      PUBLISHING - (2.2%)
      McGraw-Hill Companies Inc                                            7,500           437,925
                                                                                       -----------
      RETAIL - HOME IMPROVEMENT - (2.9%)
      Home Depot Inc                                                      20,000           562,600
                                                                                       -----------
      TOTAL CONSUMER DISCRETIONARY                                                       2,390,645
                                                                                       -----------
   CONSUMER STAPLES - (7.8%)
      HOUSEHOLD PRODUCTS - (3.1%)
      Kimberly Clark Corp                                                 12,000           597,240
                                                                                       -----------
      RETAIL - FOOD - (2.0%)
      Albertson's Inc                                                     20,000           397,200
                                                                                       -----------
      SOFT DRINKS - (2.7%)
      PepsiCo Inc                                                         12,000           519,360
                                                                                       -----------
      TOTAL CONSUMER STAPLES                                                             1,513,800
                                                                                       -----------
   ENERGY - (6.3%)
      OIL & GAS - DRILLING - (1.5%)
      Transocean Sedco Forex Inc*                                         15,000           285,750
                                                                                       -----------
      OIL & GAS - INTEGRATED - (4.8%)
      ChevronTexaco Corp                                                   6,500           408,265
      Exxon Mobil Corp                                                    15,000           528,000
                                                                                       -----------
                                                                                           936,265
                                                                                       -----------
      TOTAL ENERGY                                                                       1,222,015
                                                                                       -----------

                                                                        SHARES OR
                                                                        PRINCIPAL        MARKET
                                                                          AMOUNT          VALUE
                                                                        ---------        ------
   FINANCIAL - (18.6%)
      BANKS - (5.4%)
      Suntrust Bank Inc                                                   10,000       $   572,200
      Wells Fargo & Co                                                    10,000           482,600
                                                                                       -----------
                                                                                         1,054,800
                                                                                       -----------
      DIVERSE FINANCIAL SERVICES - (7.3%)
      Citigroup Inc                                                       15,000           588,750
      Federal Home Loan Mortgage Corp                                     10,000           579,000
      Neuberger Berman Inc                                                 8,000           245,600
                                                                                       -----------
                                                                                         1,413,350
                                                                                       -----------
      INSURANCE - MULTILINE - (5.9%)
      American International Group Inc                                    20,000         1,159,000
                                                                                       -----------
      TOTAL FINANCIAL                                                                    3,627,150
                                                                                       -----------
   HEALTHCARE - (21.4%)
      BIOTECHNOLOGY - (4.8%)
      Charles River Laboratories International Inc*                       11,900           323,085
      Chiron Corp*                                                        15,000           613,950
                                                                                       -----------
                                                                                           937,035
                                                                                       -----------
      HEALTHCARE EQUIPMENT - (2.9%)
      Dentsply International Inc                                          15,000           560,250
                                                                                       -----------
      PHARMACEUTICALS - (13.7%)
      Biovail Corp*                                                       15,000           542,250
      Bristol Myers Squibb Co                                             20,000           510,800
      Johnson & Johnson Inc                                               10,000           563,600
      Pfizer Inc                                                          15,000           461,250
      Watson Pharmaceuticals Inc*                                         20,000           581,400
                                                                                       -----------
                                                                                         2,659,300
                                                                                       -----------
      TOTAL HEALTHCARE                                                                   4,156,585
                                                                                       -----------
   INDUSTRIALS - (7.8%)
      AEROSPACE & DEFENSE - (3.2%)
      General Dynamics Corp                                               10,000           620,700
                                                                                       -----------
      INDUSTRIAL CONGLOMERATES - (3.0%)
      General Electric Co                                                 20,000           589,000
                                                                                       -----------

                                                                        SHARES OR
                                                                        PRINCIPAL        MARKET
                                                                          AMOUNT          VALUE
                                                                        ---------        ------
  INDUSTRIAL MACHINERY - (1.6%)
      Illinois Tool Works Inc                                              5,000       $   319,900
                                                                                       -----------
      TOTAL INDUSTRIALS                                                                  1,529,600
                                                                                       -----------
   TECHNOLOGY - (18.9%)
      COMPUTER HARDWARE - (2.7%)
      International Business Machines Corp                                 3,000           254,700
      Sun Microsystems Inc*                                               80,000           264,000
                                                                                       -----------
                                                                                           518,700
                                                                                       -----------
      SEMICONDUCTORS - (2.8%)
      Intel Corp                                                          30,000           551,100
                                                                                       -----------
      SYSTEMS SOFTWARE - (7.7%)
      Microsoft Corp                                                      45,000         1,150,200
      Oracle Corp*                                                        30,000           356,400
                                                                                       -----------
                                                                                         1,506,600
                                                                                       -----------
      TELECOMMUNICATION EQUIPMENT (5.7%)
      Motorola Inc                                                        79,000           624,890
      Qualcomm Inc                                                        15,000           478,350
                                                                                       -----------
                                                                                         1,103,240
                                                                                       -----------
      TOTAL TECHNOLOGY                                                                   3,679,640
                                                                                       -----------
TOTAL COMMON STOCKS                                                      672,900        18,119,435
                                                                                       -----------
      (Cost $18,341,045)

CONVERTIBLE BONDS (4.3%)
      Cypress Semiconductor Corp, 3.75%, 07/01/2005                      300,000           270,375
      Photronics Inc, 6.00%, 06/01/2004                                  300,000           307,125
      Triquint Semiconductor Inc, 4.00%, 03/01/2007                      300,000           251,250
                                                                                       -----------
TOTAL CONVERTIBLE BONDS                                                                    828,750
                                                                                       -----------
      (Cost $814,374)
MUTUAL FUNDS (0.7%)
      Fifth Third Government Money Market Fund                            51,000            51,000
      Fifth Third U.S. Treasury Fund                                      87,496            87,496
                                                                                       -----------
TOTAL MUTUAL FUNDS                                                                         138,496
                                                                                       -----------
      (Cost $138,496)

                                                                        SHARES OR
                                                                        PRINCIPAL        MARKET
                                                                          AMOUNT          VALUE
                                                                        ---------        ------
TOTAL INVESTMENTS  - (98.1%)                                                          $ 19,086,681
                                                                                      ------------
      (Cost $19,293,915)

OTHER ASSETS IN EXCESS OF LIABILITIES - (1.9%)                                             366,818
                                                                                      ------------
NET ASSETS - (100.0%)                                                                 $ 19,453,499
                                                                                      ============

* Securities on which no cash dividends were paid during the preceding twelve
(12) months.

The accompanying notes to financial statements are an integral part of the financial statements.

STONEBRIDGE FUNDS TRUST SEMI-ANNUAL REPORT - AGGRESSIVE GROWTH FUND

  STATEMENT OF INVESTMENTS
  APRIL 30, 2003 (UNAUDITED)


                                                                        SHARES OR
                                                                        PRINCIPAL        MARKET
                                                                          AMOUNT          VALUE
                                                                        ---------        ------
COMMON STOCKS - (82.0%)
   CONSUMER DISCRETIONARY - (11.7%)
      HOTEL - RESORT - CRUISE - (6.3%)
      Fairmont Hotels & Resorts Inc                                        7,000       $   160,440
      Royal Caribbean Cruises Ltd                                         10,000           185,700
                                                                                       -----------
                                                                                           346,140

      HOUSEWARES & SPECIALTIES - (2.4%)
      Yankee Candle Inc*                                                   6,000           131,460
                                                                                       -----------
      LEISURE PRODUCTS - (1.6%)
      Nautilus Group Inc                                                   7,000            88,900
                                                                                       -----------
      RESTAURANTS - (1.4%)
      Cheesecake Factory Inc*                                              2,500            78,975
                                                                                       -----------
      TOTAL CONSUMER DISCRETIONARY                                                         645,475
                                                                                       -----------
CONSUMER STAPLES - (6.8%)
      PACKAGED FOODS & MEATS - (1.5%)
      J & J Snack Foods Corp*                                              2,716            84,902
                                                                                       -----------
      RETAIL - DRUGS - (2.9%)
      Duane Reade Inc*                                                    12,000           161,400
                                                                                       -----------
      RETAIL - FOOD - (2.4%)
      Arden Group Inc - Class A*                                           2,200           130,064
                                                                                       -----------
      TOTAL CONSUMER STAPLES                                                               376,366
                                                                                       -----------
ENERGY - (6.0%)
      OIL & GAS - EQUIPMENT & SERVICES  - (2.9%)
      Tidewater Inc                                                        6,000           161,400
                                                                                       -----------
      OIL & GAS - EXPLORATION & PRODUCTION - (3.1%)
      Houston Exploration Co*                                              3,500            97,895
      Spinnaker Exploration Co*                                            3,500            74,900
                                                                                       -----------
                                                                                           172,795
                                                                                       -----------
      TOTAL ENERGY                                                                         334,195
                                                                                       -----------

                                                                        SHARES OR
                                                                        PRINCIPAL        MARKET
                                                                          AMOUNT          VALUE
                                                                        ---------        ------
FINANCIAL - (8.9%)
      BANKS (1.5%)
      Pacific Capital Bancorp                                              2,500       $    81,528
                                                                                       -----------
      DIVERSE FINANCIAL SERVICES - (4.1%)
      A.G. Edwards Inc                                                     5,000           149,150
      Neuberger Berman Inc                                                 2,500            76,750
                                                                                       -----------
                                                                                           225,900
                                                                                       -----------
      INSURANCE - PROPERTY & CASUALTY - (3.3%)
      PMI Group Inc                                                        6,000           184,920
                                                                                       -----------
      TOTAL FINANCIAL                                                                      492,348
                                                                                       -----------
HEALTHCARE - (14.8%)
      BIOTECHNOLOGY - (5.2%)
      Charles River Laboratories International Inc*                        6,500           176,475
      Tularik Inc*                                                        20,000           109,400
                                                                                       -----------
                                                                                           285,875
                                                                                       -----------
      HEALTHCARE EQUIPMENT - (6.2%)
      Dentsply International Inc                                           5,000           186,750
      Diagnostic Products Corp                                             4,000           158,000
                                                                                       -----------
                                                                                           344,750
                                                                                       -----------
      PHARMACEUTICALS - (3.4%)
      Watson Pharmaceuticals Inc*                                          6,500           188,955
                                                                                       -----------
      TOTAL HEALTHCARE                                                                     819,580
                                                                                       -----------
INDUSTRIALS - (10.8%)
      AEROSPACE & DEFENSE - (2.9%)
      Aeroflex Inc*                                                       30,000           161,400
                                                                                       -----------
      CONSTRUCTION & ENGINEERING - (4.3%)
      Emcor Group Inc*                                                     2,500           127,675
      Keith Companies Inc*                                                10,000           109,300
                                                                                       -----------
                                                                                           236,975
                                                                                       -----------
      ELECTRICAL COMPONENTS - (0.8%)
      Microvision Inc*                                                     9,900            42,075


                                                                        SHARES OR
                                                                        PRINCIPAL        MARKET
                                                                          AMOUNT          VALUE
                                                                        ---------        ------
      INDUSTRIAL CONGLOMERATES - (2.8%)
      Teleflex Inc                                                         4,000       $   153,560
                                                                                       -----------
      TOTAL INDUSTRIALS                                                                    594,010
                                                                                       -----------
MATERIALS - (2.1%)
      CHEMICALS - AGRICULTURE & FERTILIZER - (2.1%)
      Scotts Co - Class A*                                                 2,000           113,900
                                                                                       -----------
      TOTAL MATERIALS                                                                      113,900
                                                                                       -----------
TECHNOLOGY - (20.9%)
      APPLICATION SOFTWARE - (5.9%)
      NetIQ Corp*                                                          8,500           117,130
      Synopsys Inc*                                                        2,500           121,525
      Take-Two Interactive Software Inc*                                   4,000            90,000
                                                                                       -----------
                                                                                           328,655
                                                                                       -----------
      ELECTRONICS - EQUIPMENT & INSTRUMENTS - (2.3%)
      Vishay Intertechnology Inc*                                         10,000           125,000
                                                                                       -----------
      SEMICONDUCTOR EQUIPMENT - (5.4%)
      Cymer Inc*                                                           6,000           171,300
      Photronics Inc*                                                     10,000           125,700
                                                                                       -----------
                                                                                           297,000
                                                                                       -----------
      SEMICONDUCTORS - (6.0%)
      Cypress Semiconductor Corp*                                         15,000           130,800
      Lattice Semiconductor Corp*                                         15,000           129,900
      Triquint Semiconductor Inc*                                         20,000            70,000
                                                                                       -----------
                                                                                           330,700
                                                                                       -----------
      SYSTEMS SOFTWARE - (1.3%)
      Nyfix Inc*                                                          15,000            72,000
                                                                                       -----------
      TOTAL TECHNOLOGY                                                                   1,153,355
                                                                                       -----------

                                                                        SHARES OR
                                                                        PRINCIPAL        MARKET
                                                                          AMOUNT          VALUE
                                                                        ---------        ------
   TOTAL COMMON STOCKS                                                   284,816       $ 4,529,229
                                                                                       -----------
      (Cost $4,565,145)

   U.S. GOVERNMENT AGENCY OBLIGATIONS (13.5%)
      Federal National Mortgage Association Discount
        Note 1.7%, 05/08/2003                                          $ 350,000           349,922
      Federal National Mortgage Association Discount
        Note 1.1%, 05/21/2003                                            400,000           399,755
                                                                                       -----------
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                                749,677
                                                                                       -----------
      (Cost $749,683)

   MUTUAL FUNDS (6.3%)
      Fifth Third Government Money Market Fund                           137,298           137,298
      Fifth Third U.S. Treasury Fund                                     210,555           210,555
                                                                                       -----------
   TOTAL MUTUAL FUNDS                                                                      347,853
                                                                                       -----------
      (Cost $347,853)

   TOTAL INVESTMENTS (101.8%)                                                          $ 5,626,759
                                                                                       -----------
      (Cost $5,662,681)

   LIABILITIES IN EXCESS OF OTHER ASSETS (-1.8%)                                        (100,108)

   NET ASSETS (100.0%)                                                                 $ 5,526,651
                                                                                       ===========

* Securities on which no cash dividends were paid during the preceding twelve
(12) months.

The accompanying notes to financial statements are an integral part of the financial statements.

STONEBRIDGE FUNDS TRUST SEMI-ANNUAL REPORT

  STATEMENTS OF ASSETS AND LIABILITIES
  APRIL 30, 2003 (UNAUDITED)

                                                                                       AGGRESSIVE
                                                                      GROWTH             GROWTH
                                                                       FUND               FUND
                                                                      ------           ----------
ASSETS:
   Investments, at value (Cost- see below)                         $  19,086,681      $  5,626,759
   Dividends and interest receivable                                      26,409             1,008
   Receivable for investments sold                                       378,782                 -
   Receivable for fund shares subscribed                                     400                 -
   Prepaid and other assets                                               27,281             9,773
                                                                   -------------------------------
        TOTAL ASSETS                                               $  19,519,553      $  5,637,540
                                                                   -------------------------------
LIABILITIES:
   Payable for investments purchased                               $           -      $     86,071
   Payable for fund shares redeemed                                       10,912                 -
   Accrued investment advisory fee                                         9,124             2,557
   Accrued administration fee                                              4,383             4,482
   Other payables                                                         41,635            17,779
                                                                   -------------------------------
        TOTAL LIABILITIES                                          $      66,054      $    110,889
                                                                   -------------------------------
NET ASSETS                                                         $  19,453,499      $  5,526,651
                                                                   -------------------------------
COMPOSITION OF NET ASSETS:
   Capital Stock  ($1.00 par value)                                $   2,834,797      $    742,875
   Paid-in-capital                                                    24,552,897         6,184,186
   Accumulated net investment loss                                       (42,031)          (68,270)
   Accumulated net realized loss on investments                       (7,684,930)       (1,296,218)
   Net unrealized depreciation in value of investments                  (207,234)          (35,922)
                                                                   -------------------------------
NET ASSETS                                                         $  19,453,499      $  5,526,651
                                                                   ===============================
NET ASSET VALUE PER SHARE:
   Net Assets                                                      $  19,453,499      $  5,526,651
   Shares outstanding                                                  2,834,797           742,875
   Net asset value and redemption price per share                  $        6.86      $       7.44

        COST OF INVESTMENTS                                        $  19,293,915      $  5,662,681
                                                                   ===============================

* The accompanying notes to financial statements are an integral part of the financial statements.

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED)

                                                                                       AGGRESSIVE
                                                                       GROWTH            GROWTH
                                                                        FUND              FUND
                                                                       ------          ----------
INCOME:
Dividends                                                          $     112,028      $     15,078
Interest                                                                  55,476             3,389
                                                                   -------------------------------
TOTAL INCOME                                                       $     167,504      $     18,467
                                                                   -------------------------------
EXPENSES:
Investment advisory fees (Note 5)                                         46,615            13,134
Administration fees (Note 5)                                              26,788            28,417
Transfer agent fees                                                       60,809            11,059
Fund accounting fees and expenses                                         17,994            11,846
Custodian fees                                                             2,669             2,225
Legal fees                                                                 4,960             2,845
Printing fees                                                             11,644             3,269
Registration fees                                                          6,121             2,944
Audit  fees                                                                6,101             4,250
Trustee fees and expenses                                                  9,230             2,670
Insurance                                                                 10,317             2,715
Other                                                                      6,380             1,363
                                                                   -------------------------------
TOTAL EXPENSES                                                           209,628            86,737
                                                                   -------------------------------
NET INVESTMENT LOSS                                                      (42,124)          (68,270)
                                                                   -------------------------------
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized loss on investments                                      (5,101,857)       (1,084,708)
Unrealized depreciation of investments
 Beginning of year                                                    (6,422,452)       (1,916,009)
 End of year                                                            (207,234)          (35,922)
                                                                   -------------------------------
Change in net unrealized depreciation of investments                   6,215,218         1,880,087
                                                                   -------------------------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                        1,113,361           795,379
                                                                   -------------------------------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                                                   $   1,071,237      $   727,109
                                                                   ==============================

* The accompanying notes to financial statements are an integral part of the financial statements.

STONEBRIDGE FUNDS TRUST SEMI-ANNUAL REPORT - GROWTH FUND

 STATEMENTS OF CHANGES IN NET ASSETS

                                                                 SIX MONTHS ENDED      YEAR ENDED
                                                                     APRIL 30,         OCTOBER 31,
                                                                 2003 (UNAUDITED)         2002
                                                                 ---------------------------------
OPERATIONS:
  Net investment income/(loss)                                     $     (42,124)     $     18,173
  Net realized loss on investments                                    (5,101,857)       (2,583,073)
  Change in net unrealized depreciation of investments                 6,215,218        (2,939,592)
                                                                   -------------------------------
        INCREASE/(DECREASE) IN NET ASSETS RESULTING
        FROM OPERATIONS                                               1,071,237        (5,504,492)

DISTRIBUTIONS TO SHAREHOLDERS:
  Distributions from net income                                          (18,080)       (2,422,291)

SHARES OF BENEFICIAL INTEREST TRANSACTIONS:
  Net increase/(decrease) in net assets derived from
   beneficial interest transactions - (Note 3)                          (662,224)          702,542
                                                                   -------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS                                    390,933        (7,224,241)

NET ASSETS:
  Beginning of period                                                 19,062,566        26,286,807
                                                                   -------------------------------
   End of period                                                   $  19,453,499      $ 19,062,566
                                                                   ===============================

* The accompanying notes to financial statements are an integral part of the financial statements.

STONEBRIDGE FUNDS TRUST SEMI-ANNUAL REPORT - AGGRESSIVE GROWTH FUND

 STATEMENTS OF CHANGES IN NET ASSETS

                                                                   SIX MONTHS ENDED     YEAR ENDED
                                                                       APRIL 30,        OCTOBER 31,
                                                                   2003 (UNAUDITED)        2002
                                                                   ---------------------------------
OPERATIONS:
   Net investment loss                                               $   (68,270)     $   (145,609)
   Net realized loss on investments                                   (1,084,708)         (211,510)
   Change in net unrealized depreciation of investments                1,880,087          (836,414)
                                                                     -----------------------------

      INCREASE/(DECREASE) IN NET ASSETS RESULTING
      FROM OPERATIONS                                                    727,109        (1,193,533)

SHARES OF BENEFICIAL INTEREST TRANSACTIONS:
   Net decrease in net assets derived from
     beneficial interest transactions - (Note 3)                        (388,104)         (676,088)
                                                                     -----------------------------

NET INCREASE/(DECREASE) IN NET ASSETS                                    339,005        (1,869,621)

NET ASSETS:
   Beginning of period                                                 5,187,646         7,057,267
                                                                     -----------------------------
   End of period                                                     $ 5,526,651      $  5,187,646
                                                                     =============================

*The accompanying notes to financial statements are an integral part of the financial statements.

STONEBRIDGE FUNDS TRUST SEMI-ANNUAL REPORT - GROWTH FUND

 FINANCIAL HIGHLIGHTS
 SELECTED DATA FOR EACH SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE YEARS INDICATED:

                                              SIX MONTHS ENDED                YEARS ENDED                          PERIOD ENDED
                                                   APRIL 30,                   OCTOBER 31,                          OCTOBER 31,
                                                   2003(1)       2002        2001       2000              1999          1998
                                              -----------------------------------------------------------------------------------
PER SHARE DATA

Net asset value, beginning of period          $   6.49      $    9.11     $    14.57     $    18.01     $    14.32     $    17.69
                                              -----------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS:
   Net investment income/(loss)                  (0.01)          0.01           0.01          (0.01)         (0.03)          0.00
   Net realized and unrealized gain/(loss)
      on investments                              0.39          (1.78)         (2.79)         (1.53)          3.72          (0.07)
                                              -----------------------------------------------------------------------------------
   Total income/(loss) from investment
      operations                                  0.38          (1.77)         (2.78)         (1.54)          3.69          (0.07)
                                              -----------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS:
   Distributions from net investment
      income                                     (0.01)          0.00          (0.01)          0.00           0.00          (0.02)
   Distributions from net realized gain
      on investments                              0.00          (0.85)         (2.67)         (1.90)          0.00          (3.28)
                                              -----------------------------------------------------------------------------------
   Total distributions to shareholders           (0.01)         (0.85)         (2.68)         (1.90)          0.00          (3.30)
                                              -----------------------------------------------------------------------------------
Net asset value, end of period                $   6.86      $    6.49     $     9.11     $    14.57     $    18.01     $    14.32
                                              ===================================================================================
TOTAL RETURN                                      5.80%        (21.90)%       (22.54)%        (9.62)%        25.77%         (0.44)%
                                              ===================================================================================
RATIOS AND SUPPLEMENTAL DATA

   Net assets, end of period (in 000s)        $ 19,453      $  19,062     $   26,285     $   35,921     $   42,610     $   38,774
                                              ===================================================================================
   Ratio of operating expenses to
     average net assets                           2.25%*         1.50%          1.50%          1.50%          1.50%          1.50%*
                                              ===================================================================================
   Ratio of operating expenses to average
      net assets before fee waivers               2.25%*         2.16%          1.74%          1.52%          1.66%          1.78%*
                                              ===================================================================================
   Ratio of net investment income/(loss)
     to average net assets                       (0.45)%*        0.08%          0.07%         (0.04)%        (0.18)%         0.02%*
                                              ===================================================================================
   Ratio of net investment income/(loss) to
     average net assets before fee waivers       (0.45)%*       (0.58)%        (0.17)%        (0.06)%        (0.35)%        (0.25)%*
                                              ===================================================================================
   Portfolio turnover rate**                     55.18%         50.18%         81.78%            77%            54%            41%
                                              ===================================================================================

*Annualized
**A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the six months ended April 30, 2003 were $9,677,840 and $9,375,094, respectively.
(1) Unaudited

The accompanying notes to financial statements are an integral part of the financial statements.

                                              SIX MONTHS ENDED
                                                  APRIL 30,                        YEARS ENDED OCTOBER 31,
                                                   2003(1)      2002          2001           2000          1999           1998
                                              -----------------------------------------------------------------------------------
PER SHARE DATA
Net asset value, beginning of year            $    6.49      $    7.96     $   14.72     $   11.46     $    8.59     $   13.27
                                              -----------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS:
Net investment loss                               (0.09)         (0.18)        (0.17)        (0.21)        (0.19)        (0.37)
Net realized and unrealized gain/(loss)
 on investments                                    1.04          (1.29)        (2.65)         4.35          3.06         (2.07)
                                              --------------------------------------------------------------------------------
Total income/(loss) from investment
   operations                                      0.95          (1.47)        (2.82)         4.14          2.87         (2.44)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net realized gain
 on investments                                    0.00           0.00         (3.94)        (0.88)         0.00         (2.24)
                                              --------------------------------------------------------------------------------
Total distributions to shareholders                0.00           0.00         (3.94)        (0.88)         0.00         (2.24)
                                              --------------------------------------------------------------------------------
Net asset value, end of year                  $    7.44      $    6.49     $    7.96     $   14.72     $   11.46     $    8.59
                                              ================================================================================
TOTAL RETURN                                      14.64%        (18.47)%      (22.56)%       38.18%        33.41%       (20.23)%
                                              ================================================================================
RATIOS AND SUPPLEMENTAL DATA

Net assets, end of year (in 000s)             $   5,527      $   5,188     $   7,057     $   9,050     $   5,837     $   4,664
                                              ================================================================================
Ratio of operating expenses to
 average net assets                                3.30%*         2.90%         2.90%         2.90%         2.85%         2.90%
                                              ================================================================================
Ratio of operating expenses to average
  net assets before fee waivers
  and subsidy reimbursements                       3.30%*         3.71%         3.18%         2.87%         3.85%         3.69%
                                              ================================================================================
Ratio of net investment loss to average
  net assets                                      (2.60)%*       (2.24)%       (1.83)%       (1.60)%       (1.90)%       (2.01)%
                                              ================================================================================
Ratio of net investment loss to average net
  assets before fee waivers and
  subsidy reimbursements                          (2.60)%*       (3.05)%       (2.11)%       (1.57)%       (2.90)%       (1.22)%
                                              ================================================================================
Portfolio turnover rate**                         97.35%         55.79%        92.25%          133%           88%           92%
                                              ================================================================================

*Annualized
**A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the six months ended April 30, 2003 were $4,591,966 and $5,876,008, respectively.
(1) Unaudited

The accompanying notes to financial statements are an integral part of the financial statements.

STONEBRIDGE FUNDS TRUST SEMI-ANNUAL REPORT

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.   ORGANIZATION:

     ORGANIZATION AND NATURE OF OPERATIONS -- Stonebridge Funds Trust ("the Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company organized as a Delaware business trust by a Declaration of Trust dated July 31, 1998. The Trust, which became effective November 1, 1998, currently has two active investment portfolios, the Stonebridge Growth Fund (previously the Stonebridge Growth Fund, Inc.) and the Stonebridge Aggressive Growth Fund (previously the Stonebridge Aggressive Growth Fund, Inc.), each referred to as a "Series" of the Trust.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

     USE OF ESTIMATES -- The preparation of each Series' financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in these financial statements and accompanying notes. Actual results could differ from those estimates.

     SECURITY VALUATION -- Investment securities listed or traded on a registered securities exchange are valued at the last sales price on the date of valuation. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. Securities traded on the over-the-counter market for which no sales are reported are valued at the mean between the bid and asked price. Short-term debt securities having a remaining maturity of 60 days or less consist exclusively of U.S. Treasury and Agency Obligations and are stated at amortized cost which is approximately equivalent to value.

     FEDERAL INCOME TAXES -- As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, neither Series is subject to income taxes to the extent that it distributes all of its taxable income for the fiscal year.

     For the Stonebridge Growth Fund at October 31, 2002, there is a capital loss carry forward of $2,583,073 which expires on October 31, 2010. For the Stonebridge Aggressive Growth Fund at October 31, 2002, there is a capital loss carry forward of $211,510 which expires on October 31, 2010.

     DISTRIBUTIONS -- Distributions of net investment income, if any, are distributed annually. Distributions of net realized gains, if any, are declared at least once each year. Distributions to shareholders are recorded on the ex-dividend date.

     Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Series.

     ALLOCATION OF EXPENSE -- Trust expenses which are not Series specific are allocated to each Series based upon its relative proportion of net assets and/or open accounts to the Trust's totals.

     OTHER -- Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premiums and accretion of discounts, is accrued and recorded daily. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on an identified cost basis, which is the same basis each Series uses for federal income tax purposes.

3.   SHARES OF BENEFICIAL INTEREST:

     At April 30, 2003, there were an indefinite number of $1.00 par value shares of beneficial interest authorized for each Series. Transactions in shares of beneficial interest for the six months ended April 30, 2003 and the year ended October 31, 2002, were as follows:

                                                                STONEBRIDGE GROWTH FUND
                                                FOR THE SIX MONTHS ENDED          FOR THE YEAR ENDED
                                                    APRIL 30, 2003(1)              OCTOBER 31, 2002
                                                ------------------------       ----------------------
                                                  SHARES        AMOUNT         SHARES        AMOUNT
                                                  ------        ------         ------        ------
Shares Sold                                       17,559    $   111,136         28,086    $   222,284
Shares Issued in Reinvestment of Dividends         2,715         17,648        270,799      2,380,322
                                                -----------------------------------------------------
Total                                             20,274        128,784        298,885      2,602,606
Less Shares Redeemed                            (121,258)      (791,008)      (248,327)    (1,900,064)
                                                -----------------------------------------------------
Net Increase (Decrease)                         (100,984)   $  (662,224)        50,558    $   702,542
                                                =====================================================

                                                            STONEBRIDGE AGGRESSIVE GROWTH FUND
                                                FOR THE SIX MONTHS ENDED          FOR THE YEAR ENDED
                                                    APRIL 30, 2003(1)              OCTOBER 31, 2002
                                                ------------------------       ----------------------
                                                  SHARES        AMOUNT         SHARES        AMOUNT
                                                  ------        ------         ------        ------
Shares Sold                                       18,430    $   120,471         95,057    $   671,925
Shares Issued in Reinvestment of Dividends             0              0              0              0
                                                -----------------------------------------------------
Total                                             18,430        120,471         95,057        671,925
Less Shares Redeemed                             (75,205)      (508,575)      (181,678)    (1,348,013)
                                                -----------------------------------------------------
Net Increase (Decrease)                          (56,775)   $  (388,104)       (86,621)   $  (676,088)
                                                =====================================================

(1) Unaudited

4.     DISTRIBUTIONS TO SHAREHOLDERS

                                                          GROWTH FUND    AGGRESSIVE GROWTH FUND
                                                          -----------    ----------------------
     As of April 30, 2003
     Gross appreciation (excess of value over cost)     $   1,968,627       $    367,450
     Gross depreciation (excess of cost over value)        (2,175,861)          (403,372)
     -----------------------------------------------------------------------------------
     Net unrealized depreciation                        $    (207,234)      $    (35,922)
     ===================================================================================
     Cost of investments for Federal income tax
      purposes                                          $  19,293,915       $  5,662,681
     ===================================================================================

5.   TRANSACTIONS WITH AFFILIATES:

     The Trust has entered into an advisory agreement with Stonebridge Capital Management, Inc. (the "Adviser") for both Series. The advisory agreement has been approved by the Trust's Board of Trustees and shareholders. Pursuant to its advisory agreement with the Trust, the Adviser is entitled to an investment advisory fee, computed daily and payable monthly, at an annual rate of 0.75% and 1.00% of the average daily net assets of the Stonebridge Growth and Stonebridge Aggressive Growth Funds, respectively. Effective November 1, 2002, the investment advisory fee was amended to reduce the annual rate to 0.50% of the average daily net assets for the fiscal year ending October 31, 2003, for both the Stonebridge Growth Fund and the Stonebridge Aggressive Growth Fund.

     Prior to entering into this new arrangement, the Adviser had agreed to defer its annual management fee to the extent necessary to limit the overall annual expenses of the Growth Fund and Aggressive Growth Fund to 1.50% and 2.90%, respectively; however, in circumstances where the Adviser was required to waive 100% of its annual management fee, it was not responsible for reimbursing the Funds for additional expenses. Each Series will remain liable to the Adviser for all such expenses subsidized in any fiscal year, for a period of up to three years from the date the expenses were incurred, so long as reimbursement will not cause the annual expense ratio to exceed the expense limit in effect for that year; such a reimbursement would be recognized as an expense previously deferred in the Statement of Operations in the period it was incurred. As of April 30, 2003, the Stonebridge Growth Fund and the Stonebridge Aggressive Growth Fund had cumulative carryovers of waived expenses of $240,387 and $74,887, respectively.

     On November 2, 1998, the Trust entered into an administration agreement with ALPS Mutual Funds Services, Inc. ("ALPS"). The administration agreement provides that ALPS will receive a monthly administration fee equal to the annual rate of 0.10% of the average daily net assets in each Series up to $250,000,000 and 0.075% of the average daily net assets of each Series in excess of $250,000,000, and at all times ALPS' fee will be no less than $6,250 per month per Series. Effective November 1, 2002, the administration fee was amended to reduce the minimum fee to $4,500 per month per Series for the fisal year ending October 31, 2003.

     Certain officers and trustees of the Trust are also officers and/or trustees of the Adviser.

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                               STONEBRIDGE FUNDS

                               SEMI-ANNUAL REPORT

                            FOR THE SIX MONTHS ENDED

                                 APRIL 30, 2003

                               STONEBRIDGE FUNDS

                             OFFICERS AND TRUSTEES
                       Richard C. Barrett, CFA, CHAIRMAN,
                        BOARD OF TRUSTEES AND PRESIDENT
             Debra L. Newman, VICE PRESIDENT, TREASURER AND TRUSTEE
                Craig B. Burger, CFA, VICE PRESIDENT AND TRUSTEE
                    Matthew W. Markatos, CFA, VICE PRESIDENT
                        Selvyn B. Bleifer, M.D., TRUSTEE
                            Marvin Freedman, TRUSTEE
                            Charles F. Haas, TRUSTEE
                         William H. Taylor II, TRUSTEE
                     Derek J. Mullins, ASSISTANT TREASURER
                           Lisa B. Mougin, SECRETARY

                               INVESTMENT ADVISER
                        STONEBRIDGE CAPITAL MANAGEMENT,
                                  INCORPORATED
                       1801 Century Park East, Suite 1800
                         Los Angeles, California 90067

                       ADMINISTRATOR AND FUND ACCOUNTANT
                        ALPS MUTUAL FUNDS SERVICES, INC.
                           1625 Broadway, Suite 2200
                             Denver, Colorado 80202

                                  DISTRIBUTOR
                            ALPS DISTRIBUTORS, INC.
                            1625 Broadway, Suite2200
                             Denver, Colorado 80202

                                 TRANSFER AGENT
                        NATIONAL FINANCIAL DATA SERVICES
                              330 West 9th Street
                          Kansas City, Missouri 64105

                                   CUSTODIAN
                                FIFTH THIRD BANK
                               Fifth Third Center
                            38 Fountain Square Plaza
                             Cincinnati, Ohio 45263

                                 LEGAL COUNSEL
                     PAUL, HASTINGS, JANOFSKY & WALKER LLP
                              515 S. Flower Street
                         Los Angeles, California 90071

                              INDEPENDENT AUDITORS
                              TAIT, WELLER & BAKER
                         1818 Market Street, Suite2400
                        Philadelphia, Pennsylvania 19103

This report and its financial statements are submitted for the general information of the shareholders of the Funds. The report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a prospectus.


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Item 2.  CODE OF ETHICS

Form N-CSR disclosure requirement not yet effective with respect to registrant.

Item 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Form N-CSR disclosure requirement not yet effective with respect to registrant.

Item 4.  PRINCIPAL ACCOUNTING FEES AND SERVICES.

Form N-CSR disclosure requirement not yet effective with respect to registrant.

Item 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS. NOT APPLICABLE.

Item 6.  [RESERVED]

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

N/A

Item 8.  [RESERVED]

Item 9.  CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

    (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10. EXHIBITS.

    (a) Form N-CSR disclosure requirement not yet effective with respect to registrant.

    (b) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant had duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STONEBRIDGE FUNDS TRUST

By:      /s/ Richard C. Barrett
         ----------------------
         Richard C. Barrett
         President

Date:    July 7, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant had duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STONEBRIDGE FUNDS TRUST

By:      /s/ Debra L. Newman
         -------------------
         Debra L. Newman
         Vice President and Treasurer

Date:    July 7, 2003